UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23914

XD Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.
850 New Burton Road, Suite 201, Dover, DE 19904
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

XD Treasury Money Market Fund

Institutional Class Shares (IXDXX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$338,441
Number of Portfolio Holdings	10
Total Advisory Fees Paid (net of waivers)	$0

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	51.6
61 - 90 days	36.7
31 - 60 days	27.9

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.xdfundadvisor.com/#/marketFund or upon request at 1-833-993-9200.

Effective February 1, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution fees, acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund's Institutional Class will not exceed 0.21% each.

Additional information is available on the Fund’s website (https://www.xdfundadvisor.com/#/marketFund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

XD Treasury Money Market Fund - Institutional (IXDXX)

TSR-SAR 033126-IXDXX

XD Treasury Money Market Fund

Investor Class Shares (VXDXX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$338,441
Number of Portfolio Holdings	10
Total Advisory Fees Paid (net of waivers)	$0

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	51.6
61 - 90 days	36.7
31 - 60 days	27.9

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.xdfundadvisor.com/#/marketFund or upon request at 1-833-993-9200.

Effective February 1, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution fees, acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund's Investor Class will not exceed 0.21% each.

Additional information is available on the Fund’s website (https://www.xdfundadvisor.com/#/marketFund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

XD Treasury Money Market Fund - Investor (VXDXX)

TSR-SAR 033126-VXDXX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	Rule 17j-1(c)(1)(i) of the 1940 Act exempts money market funds from the requirement to adopt a Code of Ethics. The Fund, pursuant to this Rule, has not adopted a Code of Ethics.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e)	Not applicable

(f)	Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 7.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

XD Treasury Money Market Fund

Semi-Annual Financial Statements
& Additional Information

March 31, 2026

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

XD Treasury Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Yield Rate (%)	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 116.2%
	U.S. TREASURY SECURITIES - 116.2%
50,000	U.S. Treasury Bill	3.61	4/7/2026	$49,970
30,000	U.S. Treasury Bill	3.62	4/14/2026	29,962
60,000	U.S. Treasury Bill	3.63	4/16/2026	59,911
35,000	U.S. Treasury Bill	3.63	4/28/2026	34,907
40,000	U.S. Treasury Bill	3.65	5/7/2026	39,856
25,000	U.S. Treasury Bill	3.63	5/14/2026	24,893
30,000	U.S. Treasury Bill	3.62	5/28/2026	29,828
60,000	U.S. Treasury Bill	3.61	6/4/2026	59,617
30,000	U.S. Treasury Bill	3.59	6/18/2026	29,766
35,000	U.S. Treasury Bill	3.60	7/2/2026	34,679
	TOTAL U.S. TREASURY SECURITIES (Cost - 393,389)			393,389

	TOTAL INVESTMENTS - 116.2% (Cost - $393,389)			$393,389
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (16.2)%			(54,948)
	NET ASSETS - 100.0%			$338,441

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities, at value (Cost $393,389)	$393,389
Cash	35,573
Interest receivable	53
TOTAL ASSETS	429,015

LIABILITIES
Audit and tax fees payable	21,730
Administration fees payable	19,727
Prepaid expense reimbursement	13,491
Legal fees payable	12,096
Transfer agency fees payable	11,419
Custody fees payable	3,557
Professional fees payable	1,271
Trustees fees payable	1,117
Accrued expenses and other liabilities	6,166
TOTAL LIABILITIES	90,574
NET ASSETS	$338,441

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$338,438
Accumulated earnings	3
NET ASSETS	$338,441

Net Asset Value Per Share:
Institutional Class Shares
Net Assets	$326,407

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	326,404

Net asset value	$1.00

Investor Class Shares
Net Assets	$12,034

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	12,034

Net asset value	$1.00

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2026

INVESTMENT INCOME
Interest	$10,002

EXPENSES
Investment advisory fees (Note 3)	447
Administrative services fees	46,184
Legal fees	45,559
Professional fees	43,090
Transfer agent fees	35,129
Trustees fees and expenses	17,090
Printing and postage expenses	10,849
Insurance fees	9,169
Audit and tax fees	7,230
Custodian fees	4,216
Registration fees	3,553
Other expenses	1,951
TOTAL EXPENSES	224,467

Less: Fees waived/reimbursed by the Adviser (Note 3)	(223,903)
NET EXPENSES	564
NET INVESTMENT INCOME	9,438

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1

NET REALIZED GAIN ON ON INVESTMENTS	1

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,439

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
OPERATIONS
Net investment income	$9,438	$64,362
Net realized gain from investments	1	2
Net increase in net assets resulting from operations	9,439	64,364

DISTRIBUTIONS
Distributions to shareholders
Institutional Class Shares	(9,187)	(63,808)
Investor Class Shares	(251)	(554)
From distributions to shareholders	(9,438)	(64,362)

FUND SHARE TRANSACTIONS
Proceeds from shares sold:
Institutional Class Shares	1,000	—
Investor Class Shares	—	1,100
Net asset value of shares issued in reinvestment of distributions:
Institutional Class Shares	9,184	63,806
Investor Class Shares	251	554
Payments for shares redeemed:
Institutional Class Shares	(265,007)	(1,512,647)
Investor Class Shares	(999)	(4,104)
Net decrease in net assets from shares of beneficial interest	(255,571)	(1,451,291)

TOTAL DECREASE IN NET ASSETS	(255,570)	(1,451,289)

NET ASSETS
Beginning of year/period	594,011	2,045,300
End of year/period	$338,441	$594,011

SHARE ACTIVITY
Institutional Class Shares:
Beginning of year/period	581,226	2,030,068
Shares sold	1,000	—
Shares reinvested	9,184	63,806
Shares redeemed	(265,006)	(1,512,648)
End of year/period	326,404	581,226

Investor Class Shares:
Beginning of year/period	12,782	15,232
Shares sold	—	1,100
Shares reinvested	251	554
Shares redeemed	(999)	(4,104)
End of year/period	12,034	12,782

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period.

	Institutional Class Shares
	Six Months Ended		Year Ended	February 12, 2024
	March 31, 2026		September 30,	(Commencement of Operations)
	(Unaudited)		2025	through September 30, 2024
Net asset value, beginning of year/period	$1.00		$1.00	$1.00
Activity from investment operations:
Net investment income (a)	0.02		0.04	0.03
Net realized gain on investments	—	(b)	— (b)	—
Total from investment operations	0.02		0.04	0.03
Distribution to Shareholders from:
Net investment income	(0.02)		(0.04)	(0.03)
Total distributions	(0.02)		(0.04)	(0.03)
Net asset value, end of year/period	$1.00		$1.00	$1.00
Total return (c)	2.12%		4.44%	3.45%
Net assets, end of year/period (000s)	$326		$581	$2,030
Ratio of gross expenses to average net assets	100.12	% (d)	30.55%	40.43	% (f)
Ratio of net expenses to average net assets	0.25	% (d,e)	0.26%	0.10	% (f,g)
Ratio of net investment income to average net assets	4.22	% (d)	4.40%	5.36	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Amount represents less than $0.005.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Effective February 1, 2026, the Adviser amended the total annual fund operating expense waiver from 0.26% to 0.21%. See Note 3.

(f)	Annualized, with the exception of non-recurring organizational costs incurred during the period ended September 30, 2024.

(g)	During the period end September 30, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.26%.

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period.

	Investor Class Shares
	Six Months Ended		Year Ended	February 12, 2024
	March 31, 2026		September 30,	(Commencement of Operations)
	(Unaudited)		2025	through September 30, 2024
Net asset value, beginning of year/period	$1.00		$1.00	$1.00
Activity from investment operations:
Net investment income (a)	0.02		0.04	0.03
Net realized gain on investments	—	(b)	— (b)	—
Total from investment operations	0.02		0.04	0.03
Distribution to Shareholders from:
Net investment income	(0.02)		(0.04)	(0.03)
Total distributions	(0.02)		(0.04)	(0.03)
Net asset value, end of year/period	$1.00		$1.00	$1.00
Total return (c)	2.04%		4.18%	3.28%
Net assets, end of year/period (000s)	$12		$13	$15
Ratio of gross expenses to average net assets	105.05	% (d)	36.51%	47.96	% (f)
Ratio of net expenses to average net assets	0.42	% (d,e)	0.51%	0.37	% (f,g)
Ratio of net investment income to average net assets	4.05	% (d)	4.12%	5.11	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Amount represents less than $0.005.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Effective February 1, 2026, the Adviser amended the total annual fund operating expense waiver from 0.51% to 0.21%. See Note 3.

(f)	Annualized, with the exception of non-recurring organizational costs incurred during the period ended September 30, 2024.

(g)	During the period end September 30, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.51%.

See accompanying notes to financial statements.

XD Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

XD Treasury Money Market Fund (the “Fund”) is a diversified series of shares of beneficial interest of the XD Fund Trust (the “Trust”), a statutory trust established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated October 4, 2023, as subsequently amended and restated on October 18, 2023 (the “Declaration of Trust”), and operates as a Government Money Market Fund, as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). XD Fund Advisor LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund’s investment objective is to provide income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

The Fund commenced investment operations on February 12, 2024. The Fund offers three classes of Shares: Institutional, Investor, and Select. None of the share classes incur a sales charge but have different expenses specific to that class, including shareholder servicing and 12b-1 fees, which affect their performance. As of March 31, 2026, only Institutional and Investor shares are available for purchase. Each share of the Fund represents an undivided, proportionate interest in the Fund. All income, expenses (other than class-specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. All shares of the Fund have equal voting rights and liquidation rights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the CDOM. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Trust’s Board of Trustees (the “Board”) may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open.

XD Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

The Board has designated the Adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

Short-Term fixed-income securities held within the Fund are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$393,389	$—	$393,389
Total Assets	$—	$393,389	$—	$393,389

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the six months ended March 31, 2026.

Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon price and time. Repurchase agreements entered into by the Fund will be fully collateralized by cash or securities issued by the U.S. Government at all times. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. Repurchase agreements are subject to credit risks of the counterparty in case of default. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

As of March 31, 2026, the Fund did not hold any repurchase agreements.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income, if any, is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by the identified cost method.

Dividends and Distributions to Shareholders – Dividends from net investment income are accrued daily and distributed as of the last business day of each month. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

XD Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Federal Income Taxes – The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) . The Fund intends to qualify annually as RIC under Subchapter M of the Code. As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from earnings and profits.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for the year ended September 30, 2024, nor expected to be taken in the Fund’s September 30, 2025 year-end tax return.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Investment Advisory – Pursuant to the Investment Advisory Agreement, dated February 9, 2024 (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities. The Fund pays the Adviser an investment advisory fee equal to 0.20% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Fund incurred $447 in advisory fees for the six months ended March 31, 2026.

Expense Limitation and Reimbursement Agreement – Effective February 1, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class and Investor Class will not exceed 0.21% each, respectively. This waiver may not be terminated by the Adviser prior to January 31, 2027 without the approval of the Board. Prior to February 1, 2026, the Advisor agreed to waive its fees and/or reimburse expenses so that total annual operating expenses paid by the Fund’s Institutional Class and Investor Class did not exceed 0.26% and 0.51%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. For the six months ended March 31, 2026, the Adviser waived fees/reimbursed expenses in the amount of $223,903 pursuant to this agreement. Cumulative waivers and expense reimbursements are subject to the aforementioned reimbursements and will expire on the following dates:

September 30, 2027	$479,770
September 30, 2028	$444,507

Distribution and Servicing Fees – The Trust has adopted a Shareholder Services Plan that allows each class of the Fund to pay shareholder services fees. The Institutional Class and Investor Class shares are permitted to pay annual shareholder services fees of up to 0.16%, respectively. The Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Investor Class shares, which permits the Fund to pay for certain distribution and promotion activities related to marketing their shares at an annual rate of up to 0.25%.

As of March 31, 2026, the Fund has not accrued or paid shareholder services fees or 12b-1 fees.

XD Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Service Providers – Ultimus Fund Solutions, LLC (“UFS”) serves as Administrator, Fund Accountant and Transfer Agent and is an affiliate of the Fund’s distributor, Ultimus Fund Distributors, LLC (the “Distributor”). Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Additionally, Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

U.S. Bank, N.A., serves as the Custodian for the Fund’s investments.

PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations (within professional fees), PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

Compliance4, LLC (“Compliance4”) provides chief compliance officer services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations (within professional fees), Compliance4 is paid a monthly fee out of the assets of the Fund. The Fund also reimburses Compliance4 for certain out-of-pocket expenses.

4.	TAX BASIS INFORMATION

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at March 31, 2026, were as follows:

Cost for Federal Tax purposes	$393,389

Unrealized Appreciation	$—
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$—

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended September 30, 2025, and September 30, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$64,362	$60,477
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$64,362	$60,477

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2026, the Adviser held 99.68% of the voting securities of the Fund.

XD Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

On May 27, 2026, the Board, upon the recommendation of the Adviser, approved a change in the Fund’s custodian. Fifth Third Bank will serve as the custodian of the Fund.

XD Treasury Money Market Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

None.

Proxy Disclosures

None.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Review and Approval of Investment Advisory Agreement

At a meeting held on November 19, 2025, the Board of Trustees of the XD Fund Trust (the “Trust”), including a majority of the Trustees of the Trust who are not “interested persons” as that term is defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered information regarding the XD Treasury Money Market Fund (the “Fund”), a series of the Trust, to determine whether approving the renewal for an additional one-year period of the Investment Advisory Agreement between XD Fund Advisor LLC (the “Adviser”) and the Trust on behalf of the Fund (the “Advisory Agreement”) would be in the best interests of the Fund’s shareholders.

In anticipation of and as part of the process to consider the renewal of the Investment Advisory Agreement between the Adviser and the Trust (the “Advisory Agreement”), on behalf of the Fund, legal counsel to the Independent Trustees requested certain information from the Adviser. In response to the request, the Trustees received reports from the Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts the continuation of the Advisory Agreement. Further, the Board met with representatives of the Adviser and discussed the services provided by the firm pursuant to the Advisory Agreement, as well as the information provided by the Adviser.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving the Adviser to continue serving as investment adviser to the Fund and the fee charged under the Advisory Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the continuation of the Advisory Agreement with respect to the Fund. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

In renewing and approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent, and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed, among other items, certain background materials supplied by the Adviser, including its Form ADV.

XD Treasury Money Market Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2026

The Board reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by the Adviser, and reviewed the qualifications, background, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual potential investments. The Board also reviewed the research and analysis of actual and potential investments. The Board also reviewed the research and decision-making process utilized by the Adviser, including the methods adopted to see to achieve compliance with the investment objective, policies, and restrictions of the Fund.

Performance

In considering the Fund’s performance, the Board noted that at its regularly scheduled quarterly meetings throughout the year it reviews information about the Fund’s performance results. Among other data, the Board considered information regarding the performance of the Fund’s Institutional and Investor Classes for the one-year and since inception periods ended September 30, 2025, as compared to the investment performance of funds in a peer group of funds provided by an independent data provider of investment company data. The Board noted that the Fund’s Select Class had not yet launched, and accordingly, performance information was not available for the Select Class. The Trustees noted that the Fund’s Institutional and Investor Classes had outperformed relative to the data provider peer group median for the one-year and since inception periods.

The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the peer group. The Board evaluated the investment decisions and global economic and other factors that affected the Fund’s investment performance and whether the Fund had performed as expected over time, as well as any plans to improve performance. The Board took into account that the Fund was being managed in accordance with its investment objective and strategies. The Board discussed the Fund’s relatively small size and related efforts required to maintain the Fund’s compliance with applicable rules and regulations, and the indirect effects of those efforts on Fund performance. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Fund relative to its peer group.

Investment Advisory Fee Rate

The Board reviewed and considered certain information provided regarding the gross investment advisory fee rate paid by the Fund, including comparisons against the fee rates of funds in the data provider peer groups. The Board noted that the Fund’s gross fee rate of 0.20% was lower than the peer group median for each class of the Fund. It was noted that the investment advisory fee rate for the Investor Class was in the first percentile relative to its peer group.

Adviser’s Costs and Profitability

The Board considered the Adviser’s profitability from its relationship with the Fund and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on the Fund’s asset level and considered the total profits of the Adviser from its relationship with the Fund. The Board also considered that, with respect to the Fund, the Adviser had agreed to reimburse expenses to limit net annual operating expenses. The Board concluded that the Adviser’s profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale

The Board considered whether the Adviser had experienced or in the future is likely to experience economies of scale in connection with its management of the Fund and whether fee levels reflect these economies. The Board noted that the Fund’s current advisory fee does not include breakpoints and took into account the Adviser’s discussion of the Fund’s fee structure, including the current size of the Fund as well as the level of expenses incurred with respect

XD Treasury Money Market Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2026

to the Fund. The Board considered the profitability analysis provided by the Adviser and noted that, while expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

Comparable Accounts

The Trustees noted that the Adviser’s only client was the Fund.

Other Benefits

The Trustees noted that the Adviser does not utilize soft dollars and concluded that there were no incidental material benefits accruing to the Adviser in connection with its relationship with the Fund.

Conclusion

The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations made by the Adviser at the Meeting, determined that approval of the Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders. In considering the renewal of the Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XD Fund Trust

By (Signature and Title)

/s/ Sreevatsan Rajagopalan
Sreevatsan Rajagopalan, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Sreevatsan Rajagopalan
Sreevatsan Rajagopalan, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ Madeline Arment

Madeline Arment, Principal Financial Officer/Treasurer

Date	6/8/26